Shareholder Fees	Feb. 01, 2021
First Trust Hedged BuyWrite Income ETF | First Trust Hedged BuyWrite Income ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none